SEGMENT AND GEOGRAPHIC INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SEGMENT INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION
3.	SEGMENT INFORMATION

The Company’s chief operating decision maker reviews revenue and result by the following management reporting categories: Technical Equipment and Processes, Spare Parts and Services, and Other.

H1 2026, in € thousand

	Technical Equip.	Spare Parts &
	& Processes	Services	Other	Total
Revenue	40,556	5,215	228	45,999
Segment adjusted EBITDA	2,142	2,123	(9,792)	(5,527)

H1 2025, in € thousand

	Technical Equip.	Spare Parts &
	& Processes	Services	Other	Total
Revenue	10,742	5,903	247	16,892
Segment adjusted EBITDA	(7,374)	836	1,280	(5,258)

Reconciliation from total segment adjusted EBITDA to income (loss) for the period according to IFRS

in € thousand	Jan 1 – Jun 30, 2026	Jan 1 – Jun 30, 2025
Total segment adjusted EBITDA	(5,527)	(5,258)
Financial result	(38,726)	(1,978)
Depreciation and amortization	(2,433)	(2,547)
Share of loss from equity method investees	(108)	(307)
Income tax benefit (expense)	(1,015)	(76)
Net income (loss) for the period	(47,809)	(10,165)

6.SEGMENT AND GEOGRAPHIC INFORMATION

In accordance with IFRS 8, Operating Segments, the Company’s operating segments are based on the management approach. Accordingly, segments must be classified and disclosed based on the criteria used internally by the chief operating decision maker (CODM) for the allocation of resources and the evaluation of performance of the components of SCHMID. The Chief Executive Officer, who allocates resources and evaluates segment performance based on the reports regularly submitted to him is the CODM.

As the CODM examines the Company’s performance from a product perspective and has therefore identified two operating segments:

(1)	Technical equipment and processes includes mainly the sale of machines including installation and extended warranties.
(2)	Spare parts and services includes the sale of spare parts as well as services including repairs, modifications of machines and inspections.

The operating segments are also the reporting segments of the Company.

The performance of the operating segments is measured on the basis of revenue and Segment Adjusted EBITDA, as measured for management reporting purposes. The measure is defined as net profit (loss) calculated in accordance with IFRS Accounting Standards before financial result including result from at equity investments, taxes, depreciation and amortization.

Assets are neither allocated to the operating segments nor regularly provided to the CODM.

SCHMID’s key financial metrics by segment are as follows:

	2025
	Technical			Total
	equipment	Spare parts		management
	and processes	and services	Other	reporting
Revenues	54,446	11,885	615	66,945
Segment adjusted EBITDA	3,415	2,261	591	6,267

	2024
	Technical			Total
	equipment	Spare parts		management
	and processes	and services	Other	reporting
Revenues	49,593	11,192	51	60,836
Segment adjusted EBITDA	611	2,459	(77,527)	(74,457)

	2023
	Technical			Total
	equipment	Spare parts		management
in € thousand	and processes	and services	Other	reporting
Revenues	78,743	11,503	—	90,246
Segment adjusted EBITDA	12,872	3,787	22,440	39,099

The column “Other” includes costs related to head office and group services as well as certain effects not directly attributable to the operating segments.

For the year ended December 31, 2025 the column “Other” include legal and consulting expenses (€3,390 thousand) and G&A costs like insurances and salaries (€6,149 thousand). The income in “Other” is mainly due to the waiver with debtor warrant which was granted for €5,000 thousand and the income from currency conversion of €5,100 thousand.

In 2024, the expense in “Other” is mainly due to the share listing expense amounting to €71,631 thousand as well as other cost associated with the listing (€ 1,765 thousand), legal and consulting (€3,607 thousand) as well as general and administration costs (€3,250 thousand).

In the financial year ended December 31, 2023 the column “Other” includes costs related to head office and group services as well as certain effects not directly attributable to the operating segments. In 2023, the income in “Other” is mainly due to the reversal of the impairment of the Silicon receivables (€21.375 thousand) and the gain resulting from bonus payments relating to disposals of several entities (€ 4,700 thousand) and reversal of impairment of shareholder loan (€1,418 thousand). In addition, the column “Other” include costs associated with the listing (€5,410 thousand), G&A costs like salaries and insurances (€2,207 thousand) and compensation (€1,875 thousand).

Reconciliation from total Segment Adjusted EBITDA to income (loss) for the period according to IFRS:

in € thousand	2025	2024	2023
Total segment adjusted EBITDA	6,267	(74,457)	39,099
Financial result	(72,178)	(3,824)	9,594
Amortization and depreciation	(4,824)	(7,315)	(6,904)
Share of loss from equity method investees	(406)	—	(1,057)
Income tax benefit (expense)	41	1,492	(2,778)
Net income (loss) for the period	(71,100)	(84,104)	37,953

Revenue can be split into the following geographical areas:

in € thousand	2025	2024	2023
Greater China	25,702	16,480	16,942
USA	19,770	22,207	17,522
Germany	4,154	3,819	9,577
EMEA w/o Germany	9,841	12,728	24,791
Rest of Asia w/o China	7,477	5,551	21,370
Rest of the World	2	49	44
Total	66,945	60,836	90,246

The revenues are presented based on the location of the customer receiving the service or goods. In 2025, no customer had a revenue share of more 10% individually of the total revenues.

There are three customers in 2024 with a revenue share of more than 10% individually of the total revenues. The revenue with the first customer amounts to €7,866 thousand (2023: €17,649 thousand), €6,500 thousand for the second customer (2023: €16,361 thousand) and €6,232 thousand for the third customer (2023: €12,280 thousand). Revenue for these three customers is recognized within both the “Technical equipment and processes” and “Spare parts and services” operating segments.

Non-current assets are distributed among geographical areas as follows:

in € thousand	12/31/2025	12/31/2024
Germany	28,058	25,833
China	966	1,741
Other	471	460
Total	29,495	28,034

The non-current assets include property, plant and equipment as well as intangible assets.